per share amounts (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,574	1,525	1,568	1,519
Effect of dilutive securities - Restricted share units		5		5
Diluted total weighted average number of Common Shares outstanding	1,574	1,530	1,568	1,524
Restricted share units
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share		0		0
TELUS Corporation share options awards
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share		1